Shareholder Report, Holdings (Details)	Jun. 30, 2024
Class A | Cash and Equivalent [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Class A | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Class A | France
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Class A | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Class A | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class A | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Class A | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class A | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class A | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class A | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class A | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Class A | South Korea
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Class B | Cash and Equivalent [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class B | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Class B | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Class B | France
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Class B | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Class B | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class B | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Class B | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class B | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class B | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Class B | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class B | United States
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class B | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class B | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Class B | South Korea
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Class C | Cash and Equivalent [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Class C | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Class C | France
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Class C | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Class C | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class C | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Class C | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class C | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class C | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class C | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class C | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Class C | South Korea
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Class R | Cash and Equivalent [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class R | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Class R | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Class R | France
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Class R | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Class R | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class R | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Class R | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class R | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class R | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Class R | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class R | United States
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class R | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class R | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Class R | South Korea
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Class R6 | Cash and Equivalent [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class R6 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Class R6 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Class R6 | France
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Class R6 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Class R6 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class R6 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Class R6 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class R6 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class R6 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Class R6 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class R6 | United States
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class R6 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class R6 | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Class R6 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Class Y | Cash and Equivalent [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class Y | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Class Y | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Class Y | France
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Class Y | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Class Y | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class Y | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Class Y | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class Y | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class Y | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Class Y | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class Y | United States
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class Y | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class Y | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Class Y | South Korea
Holdings [Line Items]
Percent of Net Asset Value	0.50%